Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Debt securities in issue [line items]
Debt securities in issue	¥ 10,995,820	¥ 11,171,209
Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	1,823,180	2,440,515
Unsubordinated bonds [member]
Debt securities in issue [line items]
Debt securities in issue	7,641,343	7,135,367
Subordinated bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,531,297	¥ 1,595,327